Intangible assets - Schedule of Goodwill attributed to cash-generating units (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 2,227	£ 2,287
United States
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	767	773
Turkey
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	216	255
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	124	141
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	673	747
Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	161	142
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 286	£ 229